Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule Of Short-Term Borrowings

At December 31, (in millions)	2015	2014
Commercial paper borrowings	$—	$—
CPG credit facility borrowings	—	—
CPPL credit facility borrowings, weighted average interest rate of 1.28% at December 31, 2015	15.0	—
Total Short-Term Borrowings	$15.0	$—